SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted (in USD per share)	$ 4.65	$ 10.86	$ 56.70
Weighted average exercise price of options granted (in USD per share)	$ 0	$ 0.03	$ 0.38
Intrinsic value of options exercised	$ 561	$ 962	$ 9,349
Unrecognized compensation cost related to share options	$ 2,552
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining period of unrecognized compensation cost	1 year 11 months 12 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted (in USD per share)	$ 4.27	$ 9.67	$ 68.70
Fair value of units as of their respective release dates	$ 5,522	$ 1,341	$ 484
Unrecognized compensation cost related to share unvested units	$ 7,642
Weighted-average remaining period of unrecognized compensation cost	2 years 3 months 18 days
2021 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Award expiration period	10 years
2021 Plan | Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total shares as an annual increase in number of shares authorized	5.00%
Number of shares that may be issued (in shares)	3,100,410
Number of shares available for future grant (in shares)	65,744